Note 15 - Receivables non-current	12 Months Ended
Dec. 31, 2024
Note 15 - Receivables non-current
Note 15 - Receivables non-current

15    Receivables non-current, net

	Year ended December 31,
	2024	2023
Employee advances and loans	9,120	7,395
Tax credits (*)	66,636	53,483
Receivables from related parties	69,843	69,820
Legal deposits	6,858	9,355
Advances to suppliers and other advances	37,434	27,043
Others	15,711	18,863
	205,602	185,959

(*) As of December 31, 2024 and 2023, included approximately $54.2 million and $40.6 million, respectively, related to ICMS (Tax on Sales and Services) from Brazilian subsidiaries.